Other income, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income And Other Expense Disclosure [Line Items]
Investment gain	$ 18,088,327	$ 0	$ 0
Others	(417,304)	195,355	(446,662)
Other income	$ 17,671,023	$ 195,355	$ (446,662)